Derivative Instruments - Narrative (FY) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net premiums received on derivative instrument assets	$ (4.2)	$ 1.3